Employee benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee benefits	Employee benefits
Accounting policy
Contributions to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit schemes are dealt with as payments to defined contribution plans where our obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.
We maintain one multi-employer union-defined benefit pension plan and various other defined contribution pension plans covering a substantial number of our employees. ASML accounts for its multi-employer defined benefit plan as if it were a defined contribution plan for the following reasons:
•ASML is affiliated to an industry-wide pension fund and uses the pension scheme in common with other participating companies.
•Under the regulations of the pension plan, the only obligation these participating companies have toward the pension fund is to pay the annual premium liability. Participating companies are under no obligation whatsoever to pay off any deficits the pension plan may incur. Nor have they any claim to any potential surpluses.
Our pension and retirement expenses for all employees for the years ended December 31, 2024, 2023 and 2022, were:

Year ended December 31 (€, in millions)	2022	2023	2024
Pension plan based on multi-employer union plan	181.2	244.4	276.3
Pension plans based on defined contribution and other plans	74.7	104.5	118.9
Pension and retirement expenses	255.9	348.9	395.2
The accrued pension premiums were €75.9 million as of December 31, 2024, and €39.2 million as of December 31,
2023.
Multi-employer union plan
In accordance with the collective bargaining agreements effective for the industry in which we operate, which have no expiration date, there are 23,082 eligible payroll employees in the Netherlands (53.9% of our total payroll FTEs)
that participate in a multi-employer union plan. Our net periodic pension cost for this multi-employer union plan for any period is the amount of the required employer contribution for that period.
This multi-employer union plan is managed by PME (Stichting Pensioenfonds van de Metalektro) and this plan covers approximately 1,566 companies and approximately 183,003 contributing members. Every participating company contributes a premium that is based on the same contribution rate. This contribution rate can fluctuate yearly based on the coverage ratio of the multi-employer union plan. For 2024, the contribution rate was 28.0%;
(2023: 28.0%; 2022: 28.0%). For 2024, our contribution to this multi-employer union plan (including the premiums paid by employees) was 18.2% (2023: 18.3%; 2022: 15.7%) of the total contribution to this plan. For 2025, we expect to contribute around €402.0 million to this plan (including the premiums paid by employees). The pension rights of each employee are based upon the employee’s average salary during employment.
The PME multi-employer union plan monitors its risks on a global basis and is subject to regulation by Dutch governmental authorities. By Dutch law (the Dutch Pension Act), a multi-employer union plan must be monitored against specific criteria, including the coverage ratio of the plan’s assets to its obligations. The coverage ratio is calculated by dividing the funds capital by the total sum of pension liabilities and is based on actual market interest rates. The legally required minimal coverage ratio is 104.3% (2023: 104.3%). Compared to the previous year, the coverage ratio of PME increased to 113.1% as per December 31, 2024 (December 31, 2023: 109.4%). A recovery plan is in place intended to improve this coverage ratio toward a minimum of 119.1%. ASML has no obligation to pay any deficits the pension fund may incur, nor does it have any claim to any potential surpluses.
Other defined contribution and pension plans
We also participate in several other defined contribution pension plans (inside and outside the Netherlands), with our expenses for these plans equaling the employer contributions made in the relevant period.
Deferred compensation plans
For more senior US employees we have a non-qualified deferred compensation plan that allows them to defer a portion of their salary, bonus and commissions. The plan allows us to credit additional amounts to the participants’
account balances. The participants divide their funds among the investments available in the plan. Participants elect to receive their funds in future periods after the earlier of their employment termination or their withdrawal election, at least three years after deferral. Expenses were close to nil relating to this plan in 2024, 2023 and 2022. As of
December 31, 2024, our liability under deferred compensation plans was €111.8 million (2023: €94.7 million). The related compensation plan assets are €113.1 million (2023: €95.2 million).